REVENUES - Additional Information (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
REVENUES
Revenue	¥ 7,355,677	$ 1,007,723	¥ 5,952,028	¥ 4,511,062
Online recruitment services to enterprise customers
REVENUES
Revenue	7,270,026	$ 995,989	5,889,101	4,461,282
Transferred over time | Online recruitment services to enterprise customers
REVENUES
Revenue	5,575,200		4,340,400	3,331,000
Transferred at point in time | Online recruitment services to enterprise customers
REVENUES
Revenue	¥ 1,694,800		¥ 1,548,700	¥ 1,130,200